Share-based payments - Management Incentive Plan (Details) € / shares in Units, € in Thousands			12 Months Ended
	May 13, 2022 € / shares	May 13, 2022 $ / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			9 years 11 months 19 days
Number of shares reserved for issuance, per option (in shares)			1
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period			18 months
Granted during the period (in EUR per share) | € / shares			€ 0.12
Number of share options expired in share-based payment arrangement			0
Share-based payment expenses | €			€ 14,361	€ 0	€ 0
Fair value of options granted (in EUR per share) | € / shares			€ 7.75
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 7.87	$ 8.17
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			10 years
Granted during the period (in shares)			1,329,213	0	0
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			10 years
Granted during the period (in shares)			1,329,213	0	0